Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Nov. 16, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000238721
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Account CoreBuilder Shares - Series EM
Account Value	$ 12,083												$ 10,066												$ 10,000
C000092796
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 13,399	$ 13,887	$ 13,096	$ 12,793	$ 12,827	$ 12,549	$ 12,348	$ 12,485	$ 12,197	$ 11,713	$ 12,353	$ 11,815	11,038	$ 11,376	$ 11,766	$ 12,625	$ 12,056	$ 11,511	$ 11,689	$ 11,877	$ 11,516	$ 12,350	$ 11,366	$ 11,455		$ 10,034	$ 10,292	$ 11,450	$ 11,374	$ 11,440	$ 12,227	$ 12,051	$ 12,870	$ 13,157	$ 14,077	$ 14,115	$ 14,120	$ 14,887	$ 14,963	$ 15,863	$ 15,536	$ 17,227	$ 16,834	$ 16,777	$ 16,336	$ 16,782	$ 16,322	$ 16,014	$ 14,855	$ 13,486	$ 13,264	$ 13,557	$ 13,354	$ 12,471	$ 11,371	$ 11,050	$ 10,068	$ 12,160	$ 12,632	$ 13,203	$ 12,409	$ 12,325	$ 11,722	$ 11,508	$ 11,722	$ 11,807	$ 11,054	$ 12,031	$ 11,648	$ 11,573	$ 11,353	$ 10,311	$ 10,649	$ 10,237	$ 11,131	$ 11,214	$ 11,719	$ 11,566	$ 11,974	$ 12,270	$ 12,446	$ 12,571	$ 13,104	$ 12,238	$ 11,855	$ 11,952	$ 11,781	$ 11,699	$ 11,492	$ 10,931	$ 10,912	$ 10,563	$ 10,287	$ 9,845	$ 9,620	$ 9,073	$ 9,248	$ 9,762	$ 9,776	$ 9,580	$ 9,389	$ 8,948	$ 8,530	$ 8,743	$ 8,557	$ 7,606	$ 7,679	$ 8,097	$ 8,354	$ 8,534	$ 7,869	$ 8,134	$ 8,925	$ 9,500	$ 9,594	$ 9,877	$ 9,329	$ 9,558	$ 9,320	$ 9,311	$ 9,902	$ 10,000
C000130053
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,497	13,989	13,192	12,882	12,917	12,636	12,435	12,572	12,277	11,790	12,435	11,890	11,104	11,448	11,841	12,705	12,128	11,579	11,759	11,948	11,584	12,419	11,429	11,513		10,086	10,345	11,509	11,432	11,499	12,285	12,107	12,936	13,214	14,138	14,176	14,179	14,949	15,025	15,928	15,600	17,292	16,897	16,840	16,398	16,840	16,379	16,066	14,905	13,532	13,310	13,599	13,395	12,510	11,402	11,085	10,101	12,193	12,666	13,239	12,444	12,359	11,750	11,535	11,755	11,835	11,081	12,055	11,676	11,601	11,376	10,331	10,674	10,257	11,152	11,236	11,746	11,589	12,002	12,299	12,470	12,591	13,125	12,262	11,876	11,972	11,797	11,719	11,507	10,945	10,927	10,577	10,296	9,854	9,628	9,085	9,256	9,771	9,785	9,589	9,398	8,956	8,537	8,747	8,560	7,608	7,681	8,105	8,359	8,539	7,869	8,139	8,930	9,500	9,599	9,878	9,330	9,559	9,321	9,312	9,902	10,000
C000089294
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 12,197	12,642	11,924	11,655	11,683	11,438	11,257	11,387	11,123	10,687	11,275	10,784	10,077	10,389	10,747	11,536	11,018	10,522	10,687	10,862	10,536	11,302	10,403	10,486		9,188	9,431	10,502	10,442	10,514	11,242	11,093	11,861	12,131	12,993	13,043	13,059	13,777	13,860	14,710	14,423	16,002	15,649	15,610	15,218	15,649	15,229	14,953	13,887	12,623	12,424	12,706	12,507	11,695	10,674	10,381	9,470	11,441	11,900	12,452	11,712	11,646	11,082	10,889	11,110	11,198	10,491	11,430	11,077	11,016	10,817	9,834	10,166	9,779	10,646	10,734	11,231	11,093	11,496	11,795	11,977	12,104	12,628	11,806	11,447	11,552	11,397	11,331	11,137	10,602	10,596	10,265	10,006	9,586	9,376	8,851	9,028	9,542	9,564	9,382	9,199	8,780	8,377	8,592	8,415	7,488	7,565	7,990	8,250	8,437	7,786	8,056	8,851	9,426	9,531	9,818	9,282	9,520	9,293	9,293	9,895	10,000
C000089292
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 12,190	12,634	11,917	11,648	11,676	11,430	11,250	11,380	11,116	10,680	11,268	10,777	10,071	10,383	10,740	11,529	11,011	10,516	10,681	10,855	10,530	11,295	10,397	10,479		9,183	9,424	10,484	10,420	10,484	11,203	11,048	11,804	12,068	12,914	12,955	12,960	13,668	13,741	14,571	14,281	15,833	15,475	15,429	15,030	15,443	15,025	14,744	13,682	12,426	12,226	12,494	12,312	11,500	10,488	10,198	9,295	11,228	11,668	12,199	11,468	11,396	10,838	10,644	10,851	10,928	10,238	11,139	10,793	10,729	10,522	9,562	9,882	9,501	10,331	10,412	10,888	10,744	11,131	11,413	11,580	11,696	12,195	11,396	11,038	11,132	10,979	10,908	10,715	10,195	10,181	9,859	9,603	9,191	8,984	8,478	8,639	9,125	9,143	8,965	8,786	8,377	7,989	8,185	8,016	7,125	7,197	7,593	7,836	8,009	7,385	7,637	8,385	8,925	9,018	9,288	8,775	8,992	8,770	8,766	9,327	9,424
C000089295
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 13,189	13,672	12,896	12,603	12,636	12,366	12,173	12,310	12,026	11,553	12,187	11,659	10,891	11,228	11,616	12,469	11,907	11,373	11,551	11,738	11,382	12,211	11,237	11,329		9,927	10,183	11,334	11,259	11,324	12,100	11,928	12,749	13,028	13,942	13,984	13,995	14,758	14,832	15,730	15,411	17,090	16,701	16,650	16,220	16,664	16,211	15,906	14,760	13,406	13,184	13,475	13,147	12,283	11,201	10,887	9,921	11,982	12,454	13,018	12,237	12,159	11,563	11,356	11,572	11,655	10,916	11,879	11,508	11,439	11,219	10,191	10,531	10,125	11,011	11,097	11,599	11,449	11,860	12,156	12,334	12,453	12,987	12,134	11,752	11,852	11,688	11,611	11,406	10,847	10,838	10,493	10,216	9,779	9,561	9,020	9,193	9,707	9,725	9,531	9,341	8,909	8,494	8,706	8,521	7,574	7,651	8,070	8,330	8,509	7,846	8,115	8,908	9,481	9,580	9,862	9,316	9,549	9,311	9,302	9,902	10,000
C000114592
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 13,832	14,574	13,817	13,667	13,572	13,140	12,866	12,744	12,477	11,900	12,122	11,546	10,708	11,084	11,302	12,068	11,517	11,019	11,316	11,353	11,044	11,761	10,799	11,077		9,739	9,931	11,069	11,184	11,199	12,160	11,932	12,701	12,894	13,325	13,157	12,659	13,239	13,116	13,636	13,290	13,817	13,876	13,532	13,441	13,457	13,087	12,759	11,867	10,568	10,489	10,683	10,675	9,739	9,306	9,320	8,649	10,571	11,020	11,830	10,997	11,188	10,681	10,393	10,799	11,054	10,446	11,089	10,948	11,031	11,006	10,119	10,290	10,057	10,849	10,621	10,896	10,534	11,190	11,676	11,796	11,836	12,424	11,418	10,971	11,066	10,816	10,864	10,697	10,334	10,220	10,122	10,070	9,909	9,584	9,137	9,106	9,530	9,484	9,428	9,376	9,007	8,681	9,017	8,990	8,246	8,300	8,680	8,712	9,005	8,494	8,830	9,580	9,964	10,132	10,401	9,698	9,893	9,654	9,627	9,922	10,000
C000163724
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,898	14,657	13,893	13,740	13,643	13,217	12,929	12,805	12,544	11,963	12,186	11,593	10,759	11,137	11,345	12,126	11,570	11,067	11,365	11,401	11,089	11,810	10,842	11,120		9,772	9,975	11,120	11,234	11,238	12,215	11,985	12,757	12,948	13,382	13,202	12,700	13,293	13,168	13,679	13,341	13,870	13,927	13,581	13,488	13,503	13,129	12,800	11,913	10,597	10,516	10,710	10,701	9,760	9,334	9,344	8,671	10,590	11,049	11,852	11,024	11,215	10,695	10,416	10,822	11,077	10,467	11,111	10,968	11,050	11,026	10,137	10,307	10,073	10,866	10,636	10,911	10,547	11,204	11,690	11,809	11,849	12,438	11,431	10,982	11,076	10,825	10,881	10,704	10,348	10,225	10,135	10,082	9,910	9,584	9,137	9,105	9,527	9,490	9,425	9,381	9,002	8,684	9,020	8,991	8,247	8,301	8,681	8,704	8,996	8,494	8,830	9,580	9,964	10,132	10,401	9,698	9,893	9,654	9,627	9,922	10,000
C000114590
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 12,560	13,246	12,560	12,427	12,344	11,963	11,707	11,599	11,363	10,837	11,049	10,518	9,766	10,101	10,293	11,006	10,506	10,053	10,327	10,363	10,084	10,744	9,864	10,123		8,901	9,086	10,146	10,251	10,274	11,166	10,970	11,685	11,881	12,282	12,135	11,686	12,237	12,134	12,620	12,319	12,814	12,881	12,577	12,500	12,529	12,192	11,894	11,082	9,869	9,811	9,994	9,995	9,129	8,731	8,750	8,133	9,938	10,375	11,145	10,375	10,566	10,091	9,826	10,224	10,477	9,914	10,530	10,404	10,493	10,484	9,651	9,820	9,605	10,377	10,166	10,432	10,100	10,736	11,217	11,341	11,387	11,967	11,010	10,585	10,696	10,462	10,518	10,364	10,029	9,919	9,843	9,797	9,651	9,332	8,912	8,890	9,308	9,281	9,225	9,193	8,836	8,522	8,863	8,851	8,125	8,178	8,564	8,603	8,905	8,412	8,755	9,493	9,893	10,070	10,346	9,656	9,859	9,629	9,612	9,913	10,000
C000114589
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 12,581	13,267	12,580	12,447	12,364	11,983	11,726	11,618	11,382	10,854	11,067	10,535	9,782	10,118	10,310	11,024	10,523	10,070	10,344	10,380	10,101	10,762	9,881	10,140		8,915	9,097	10,141	10,249	10,256	11,152	10,946	11,656	11,833	12,230	12,075	11,621	12,158	12,057	12,530	12,215	12,705	12,762	12,448	12,368	12,387	12,049	11,747	10,938	9,732	9,670	9,843	9,838	8,985	8,587	8,597	7,986	9,755	10,174	10,924	10,155	10,334	9,861	9,603	9,983	10,222	9,661	10,261	10,132	10,212	10,195	9,380	9,537	9,329	10,068	9,849	10,109	9,774	10,388	10,853	10,959	10,999	11,556	10,619	10,204	10,304	10,074	10,121	9,969	9,632	9,528	9,448	9,402	9,245	8,949	8,531	8,507	8,899	8,873	8,815	8,769	8,425	8,130	8,448	8,424	7,733	7,784	8,140	8,168	8,452	7,983	8,293	9,001	9,365	9,526	9,782	9,121	9,313	9,088	9,063	9,346	9,426
C000114591
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 13,535	14,268	13,534	13,379	13,290	12,882	12,608	12,491	12,237	11,675	11,891	11,322	10,507	10,886	11,090	11,851	11,305	10,820	11,112	11,160	10,850	11,564	10,614	10,889		9,573	9,775	10,898	11,012	11,018	11,971	11,751	12,512	12,708	13,130	12,965	12,470	13,051	12,932	13,445	13,108	13,628	13,688	13,353	13,267	13,285	12,925	12,604	11,732	10,439	10,362	10,556	10,549	9,631	9,208	9,216	8,556	10,456	10,901	11,708	10,891	11,081	10,576	10,292	10,695	10,958	10,352	10,998	10,861	10,934	10,922	10,038	10,212	9,982	10,776	10,543	10,816	10,459	11,112	11,605	11,716	11,753	12,344	11,349	10,899	11,005	10,760	10,809	10,647	10,288	10,169	10,083	10,034	9,869	9,546	9,103	9,074	9,488	9,451	9,389	9,339	8,974	8,652	8,988	8,966	8,220	8,274	8,662	8,687	8,988	8,481	8,820	9,560	9,954	10,115	10,394	9,690	9,884	9,646	9,619	9,909	10,000
C000238741
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 15,711	16,019	15,797	15,489	15,340	15,587	15,118	15,538	14,896	14,526	14,291	13,952	13,448	13,544	13,748	13,736	13,640	13,149	13,628	13,532	13,388	13,916	13,880	14,119		13,228	12,586	13,537	13,846	13,882	14,868	14,321	14,405	14,369	14,809	15,011	14,106	14,072	13,714	14,199	14,095	13,933	14,464	13,933	13,414	12,884	12,999	12,814	13,703	13,034	13,414	13,564	13,126	12,388	12,088	11,880	11,430	12,134	12,849	12,930	12,812	12,731	12,720	12,743	12,938	12,927	12,628	12,823	12,720	12,593	12,432	11,915	12,577	12,678	13,257	13,302	13,246	13,023	13,157	13,090	13,012	13,057	13,469	12,990	12,876	12,709	12,668	12,553	12,261	12,095	11,980	11,803	11,782	11,824	11,543	11,272	11,214	11,193	11,338	11,245	11,452	11,142	11,462	11,090	11,576	11,100	11,131	11,297	11,211	11,231	10,964	10,872	11,088	10,431	10,441	10,164	10,380	10,329	10,257	10,359	10,278	10,000
C000238740
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,851	16,149	15,938	15,615	15,467	15,715	15,243	15,665	15,020	14,636	14,400	14,061	13,556	13,652	13,857	13,845	13,748	13,243	13,724	13,628	13,484	14,013	13,965	14,214		13,321	12,665	13,630	13,940	13,976	14,965	14,405	14,500	14,464	14,893	15,096	14,189	14,154	13,796	14,282	14,177	14,016	14,548	14,004	13,484	12,963	13,079	12,894	13,796	13,114	13,495	13,646	13,195	12,454	12,154	11,946	11,495	12,200	12,917	12,998	12,870	12,789	12,789	12,801	12,997	12,985	12,685	12,881	12,778	12,651	12,490	11,971	12,635	12,724	13,305	13,350	13,305	13,071	13,205	13,138	13,060	13,104	13,506	13,026	12,908	12,752	12,700	12,585	12,283	12,116	12,012	11,824	11,803	11,855	11,574	11,292	11,235	11,214	11,349	11,256	11,473	11,152	11,473	11,100	11,587	11,111	11,142	11,307	11,211	11,231	10,975	10,882	11,098	10,431	10,452	10,164	10,380	10,329	10,257	10,359	10,278	10,000
C000238739
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 15,188	15,481	15,274	14,981	14,835	15,079	14,640	15,054	14,445	14,079	13,860	13,540	13,052	13,147	13,350	13,350	13,254	12,779	13,254	13,171	13,040	13,563	13,540	13,781		12,909	12,285	13,227	13,534	13,569	14,535	14,005	14,087	14,064	14,488	14,688	13,815	13,780	13,438	13,906	13,815	13,655	14,180	13,666	13,163	12,649	12,763	12,592	13,369	12,809	13,186	13,346	12,912	12,192	11,906	11,689	11,255	11,952	12,661	12,741	12,626	12,546	12,546	12,569	12,763	12,763	12,466	12,672	12,569	12,443	12,284	11,781	12,439	12,539	13,115	13,159	13,115	12,893	13,037	12,971	12,893	12,949	13,347	12,882	12,764	12,608	12,566	12,452	12,162	11,996	11,902	11,716	11,705	11,757	11,477	11,207	11,152	11,132	11,276	11,194	11,401	11,090	11,411	11,049	11,535	11,070	11,101	11,266	11,180	11,200	10,944	10,852	11,077	10,411	10,431	10,154	10,380	10,329	10,257	10,359	10,278	10,000
C000238742
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 14,361	14,647	14,453	14,167	14,029	14,258	13,835	14,224	13,641	13,309	13,103	12,786	12,341	12,430	12,619	12,608	12,519	12,073	12,519	12,441	12,307	12,797	12,753	12,989		12,167	11,579	12,467	12,756	12,789	13,699	13,200	13,277	13,255	13,655	13,844	13,021	12,988	12,665	13,107	13,021	12,870	13,365	12,881	12,407	11,922	12,030	11,868	12,601	12,073	12,428	12,579	12,170	11,491	11,222	11,017	10,608	11,265	11,933	12,008	11,901	11,825	11,825	11,847	12,030	12,030	11,750	11,944	11,847	11,728	11,577	11,104	11,724	11,818	12,361	12,403	12,361	12,152	12,288	12,225	12,152	12,204	12,580	12,142	12,030	11,883	11,844	11,737	11,463	11,306	11,218	11,042	11,032	11,081	10,817	10,563	10,511	10,492	10,628	10,550	10,745	10,453	10,755	10,414	10,872	10,433	10,463	10,619	10,537	10,557	10,315	10,228	10,441	9,812	9,832	9,571	9,783	9,735	9,667	9,764	9,687	9,425
C000089270
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 15,259	16,153	16,265	15,682	15,266	15,683	15,086	15,496	15,107	14,733	14,710	14,112	13,101	13,717	14,198	14,475	13,944	13,107	13,714	13,485	13,404	13,883	12,696	12,743		11,319	10,714	11,877	12,398	12,194	13,261	12,992	13,766	14,060	14,316	14,316	13,555	14,616	14,428	14,758	14,527	14,845	15,136	14,689	14,340	13,725	13,246	13,486	12,714	11,217	11,564	11,849	11,189	10,550	10,245	9,901	9,039	11,269	12,098	12,874	12,365	12,097	11,722	11,472	11,984	12,335	11,422	12,473	12,137	12,252	12,042	11,160	11,894	11,955	12,880	12,645	13,029	12,635	13,130	13,575	13,373	13,575	14,363	13,433	13,201	13,074	12,831	12,567	12,596	12,118	12,148	11,748	11,591	11,338	11,182	10,801	10,432	10,442	10,565	10,517	10,347	9,809	10,206	10,149	10,083	9,213	9,752	10,338	10,614	10,707	10,148	10,652	11,397	11,425	11,872	11,658	10,968	10,819	10,130	10,074	10,258	10,000
C000163720
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,301	16,187	16,307	15,722	15,305	15,721	15,121	15,532	15,139	14,775	14,752	14,135	13,133	13,739	14,231	14,509	13,964	13,133	13,741	13,512	13,428	13,920	12,718	12,763		11,335	10,729	11,904	12,426	12,211	13,279	13,009	13,785	14,077	14,344	14,344	13,575	14,638	14,449	14,775	14,544	14,863	15,152	14,726	14,376	13,746	13,266	13,517	12,743	11,245	11,593	11,874	11,214	10,565	10,261	9,917	9,056	11,284	12,113	12,889	12,379	12,112	11,737	11,486	11,997	12,348	11,432	12,482	12,156	12,261	12,051	11,169	11,909	11,960	12,893	12,652	13,035	12,642	13,136	13,580	13,378	13,580	14,366	13,438	13,208	13,081	12,828	12,575	12,604	12,118	12,147	11,748	11,592	11,339	11,183	10,794	10,431	10,440	10,563	10,516	10,346	9,808	10,195	10,148	10,081	9,204	9,751	10,327	10,610	10,704	10,145
C000019903
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 13,990	14,810	14,913	14,385	14,019	14,398	13,855	14,227	13,874	13,544	13,523	12,970	12,052	12,611	13,061	13,313	12,830	12,068	12,630	12,412	12,347	12,794	11,702	11,742		10,432	9,879	10,967	11,456	11,269	12,266	12,038	12,762	13,048	13,296	13,306	12,616	13,615	13,450	13,765	13,560	13,878	14,154	13,745	13,437	12,864	12,423	12,669	11,952	10,559	10,897	11,174	10,559	9,965	9,689	9,361	8,552	10,682	11,471	12,219	11,751	11,506	11,149	10,922	11,420	11,776	10,914	11,925	11,612	11,733	11,541	10,712	11,417	11,487	12,390	12,172	12,549	12,182	12,668	13,105	12,926	13,135	13,909	13,016	12,804	12,688	12,456	12,224	12,263	11,799	11,838	11,461	11,316	11,074	10,939	10,572	10,221	10,240	10,363	10,325	10,173	9,653	10,041	10,003	9,946	9,095	9,634	10,211	10,500	10,603	10,059	10,565	11,306	11,344	11,804	11,607	10,922	10,781	10,105	10,059	10,253	10,000
C000019901
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 13,993	14,813	14,916	14,388	14,022	14,400	13,858	14,230	13,876	13,547	13,526	12,973	12,054	12,614	13,064	13,316	12,833	12,071	12,633	12,414	12,350	12,797	11,704	11,744		10,434	9,883	10,963	11,448	11,252	12,246	12,000	12,718	12,991	13,235	13,235	12,539	13,522	13,350	13,653	13,442	13,744	14,011	13,610	13,289	12,720	12,279	12,510	11,795	10,408	10,737	10,998	10,391	9,793	9,514	9,196	8,400	10,478	11,253	11,969	11,504	11,256	10,900	10,678	11,150	11,485	10,641	11,623	11,312	11,419	11,224	10,407	11,096	11,153	12,022	11,802	12,160	11,793	12,264	12,678	12,499	12,687	13,431	12,565	12,349	12,231	12,003	11,766	11,794	11,338	11,375	11,001	10,856	10,619	10,482	10,127	9,783	9,791	9,906	9,862	9,712	9,208	9,579	9,526	9,473	8,650	9,163	9,712	9,973	10,070	9,537	10,017	10,716	10,742	11,179	10,978	10,323	10,192	9,537	9,493	9,666	9,424
C000019904
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 14,844	15,720	15,828	15,268	14,872	15,279	14,704	15,107	14,733	14,377	14,354	13,765	12,784	13,389	13,871	14,143	13,621	12,807	13,414	13,178	13,106	13,589	12,421	12,473		11,082	10,487	11,630	12,154	11,942	12,993	12,739	13,502	13,787	14,051	14,051	13,308	14,358	14,172	14,496	14,268	14,594	14,879	14,447	14,112	13,505	13,030	13,278	12,518	11,056	11,400	11,679	11,035	10,401	10,101	9,769	8,923	11,119	11,944	12,715	12,213	11,958	11,585	11,340	11,849	12,199	11,299	12,337	12,012	12,127	11,918	11,048	11,781	11,842	12,759	12,527	12,914	12,527	13,015	13,463	13,270	13,473	14,256	13,341	13,110	12,983	12,737	12,491	12,520	12,038	12,078	11,674	11,527	11,271	11,124	10,750	10,380	10,399	10,514	10,466	10,313	9,778	10,160	10,113	10,055	9,185	9,730	10,313	10,585	10,689	10,133	10,633	11,378	11,406	11,859	11,651	10,963	10,812	10,123	10,076	10,262	10,000
C000092815
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 18,866	19,909	19,722	19,825	18,768	19,329	18,426	19,540	19,072	18,870	19,254	17,649	16,302	17,322	18,421	18,861	18,323	17,172	17,546	17,574	17,785	18,300	16,802	17,386		16,086	14,650	16,360	17,345	16,216	17,908	17,849	18,929	19,861	20,126	22,245	21,132	22,097	21,427	22,077	21,438	21,740	21,717	21,198	20,664	19,939	18,928	18,266	16,972	15,005	15,179	15,439	14,703	14,362	14,153	13,448	12,449	14,660	16,113	16,573	15,992	15,536	15,132	14,699	15,199	15,292	14,658	15,381	14,951	14,921	14,384	13,264	14,416	14,102	15,479	15,722	15,496	15,189	15,105	14,885	14,875	14,609	15,374	14,912	14,706	14,310	14,159	13,412	13,427	13,232	13,025	12,845	12,548	12,341	12,179	11,975	11,662	11,233	11,629	11,489	11,270	10,634	10,962	10,594	10,516	9,669	9,529	10,056	10,306	10,253	9,786	10,200	10,635	10,723	10,720	10,694	10,622	10,542	9,921	10,134	10,047	10,000
C000089509
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 17,155	18,108	17,939	18,040	17,086	17,595	16,779	17,797	17,375	17,201	17,554	16,096	14,872	15,807	16,811	17,219	16,733	15,683	16,032	16,064	16,256	16,733	15,371	15,911		14,724	13,423	15,005	15,921	14,901	16,476	16,431	17,444	18,324	18,582	20,563	19,547	20,460	19,857	20,477	19,903	20,202	20,202	19,731	19,254	18,599	17,669	17,060	15,872	14,046	14,224	14,482	13,764	13,460	13,276	12,627	11,703	13,793	15,166	15,619	15,087	14,670	14,301	13,905	14,395	14,494	13,905	14,609	14,208	14,197	13,702	12,646	13,754	13,470	14,797	15,042	14,845	14,562	14,494	14,297	14,302	14,057	14,812	14,379	14,194	13,824	13,688	12,982	13,006	12,830	12,641	12,481	12,201	12,012	11,868	11,679	11,385	10,976	11,373	11,248	11,044	10,430	10,763	10,411	10,343	9,521	9,392	9,922	10,177	10,134	9,680	10,102	10,544	10,641	10,648	10,630	10,569	10,501	9,891	10,112	10,037	10,000
C000089507
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 17,130	18,083	17,913	18,014	17,062	17,570	16,755	17,771	17,350	17,176	17,529	16,073	14,851	15,784	16,787	17,194	16,709	15,661	16,009	16,041	16,233	16,709	15,350	15,888		14,703	13,395	14,966	15,871	14,839	16,398	16,345	17,341	18,206	18,448	20,401	19,385	20,273	19,666	20,266	19,685	19,970	19,955	19,483	18,996	18,336	17,411	16,804	15,621	13,811	13,980	14,223	13,549	13,238	13,051	12,407	11,489	13,530	14,875	15,310	14,776	14,359	13,989	13,594	14,061	14,151	13,569	14,244	13,845	13,824	13,332	12,297	13,368	13,084	14,363	14,593	14,390	14,108	14,033	13,836	13,830	13,588	14,305	13,879	13,693	13,327	13,190	12,497	12,515	12,337	12,148	11,985	11,712	11,523	11,375	11,188	10,899	10,502	10,875	10,749	10,545	9,955	10,265	9,925	9,854	9,063	8,935	9,433	9,671	9,625	9,188	9,581	9,994	10,080	10,080	10,056	9,994	9,922	9,343	9,544	9,466	9,425
C000089510
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 18,410	19,434	19,255	19,356	18,332	18,879	18,002	19,095	18,640	18,452	18,828	17,262	15,949	16,945	18,025	18,461	17,937	16,817	17,184	17,216	17,423	17,933	16,468	17,045		15,773	14,369	16,047	17,018	15,910	17,575	17,522	18,595	19,518	19,778	21,867	20,779	21,729	21,075	21,718	21,095	21,395	21,380	20,870	20,349	19,642	18,650	18,000	16,730	14,790	14,969	15,228	14,494	14,159	13,958	13,266	12,281	14,467	15,901	16,361	15,793	15,344	14,947	14,520	15,020	15,115	14,491	15,210	14,786	14,761	14,232	13,130	14,269	13,963	15,326	15,569	15,352	15,049	14,969	14,756	14,746	14,486	15,252	14,792	14,593	14,201	14,055	13,315	13,336	13,143	12,941	12,765	12,474	12,269	12,112	11,912	11,602	11,179	11,571	11,435	11,221	10,589	10,917	10,555	10,477	9,636	9,497	10,026	10,280	10,227	9,762	10,177	10,616	10,706	10,704	10,680	10,611	10,534	9,915	10,129	10,045	10,000
C000211792
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 12,537	13,385	13,224	12,881	12,269	12,580	11,968	12,344	12,065	12,097	12,322	11,548	10,524	11,115	11,790	12,086	11,790	11,569	12,096	11,917	11,716	11,780	11,020	11,044		9,938	9,323	10,251	11,002	10,199	11,503	11,242	11,867	12,524	13,129	14,016	13,445	14,320	14,278	15,245	14,844	14,669	14,484	14,124	13,517	13,034	12,632	12,406	11,772	10,607	11,097	11,077	10,443	10,137	9,932	9,268	8,543	9,922	10,883	11,251	10,840	10,570	10,080	9,970	10,230	10,400	10,000
C000211793
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,598	13,452	13,289	12,944	12,328	12,641	12,036	12,403	12,123	12,155	12,382	11,599	10,570	11,164	11,843	12,130	11,833	11,610	12,151	11,960	11,758	11,833	11,058	11,085		9,976	9,358	10,279	11,033	10,238	11,525	11,274	11,902	12,551	13,168	14,048	13,481	14,347	14,306	15,275	14,873	14,698	14,512	14,151	13,543	13,058	12,656	12,429	11,792	10,625	11,116	11,085	10,461	10,144	9,939	9,274	8,547	9,929	10,891	11,249	10,850	10,580	10,080	9,970	10,230	10,400	10,000
C000237503
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 11,962	12,774	12,630	12,311	11,725	12,034	11,447	11,807	11,540	11,581	11,807	11,069	10,092	10,662	11,323	11,608	11,333	11,120	11,639	11,476	11,283	11,354	10,621	10,650		9,590	9,005	9,903	10,630	9,883	11,135	10,892	11,509	12,157	12,755	13,629	13,086	13,950	13,923	14,879	14,501	14,343	14,175	13,835	13,252	12,790	12,407	12,195	11,582	10,445	10,939	10,928	10,312	10,019	9,826	9,176	8,465	9,841	10,804	11,180	10,781	10,522	10,043	9,943	10,211	10,391	10,000
C000237502
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 11,616	12,405	12,255	11,946	11,377	11,676	11,117	11,457	11,197	11,237	11,447	10,730	9,786	10,337	10,966	11,242	10,966	10,769	11,261	11,104	10,907	10,986	10,268	10,296		9,274	8,700	9,566	10,267	9,527	10,734	10,494	11,081	11,697	12,266	13,097	12,568	13,389	13,354	14,263	13,891	13,731	13,562	13,228	12,663	12,214	11,841	11,632	11,040	9,950	10,413	10,397	9,805	9,520	9,330	8,709	8,029	9,328	10,234	10,583	10,200	9,948	9,490	9,389	9,636	9,799	9,425
ALLSPRING Index: MSCI EM Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Account Value	$ 12,336												9,844												10,000
ALLSPRING Index: MSCI EM Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Account Value	$ 14,012	14,664	13,746	13,528	13,488	12,976	12,903	12,845	12,535	11,966	12,548	12,076	11,181	11,633	11,946	12,730	11,984	11,546	11,743	11,877	11,528	12,328	11,425	11,588		10,092	10,415	11,798	11,749	11,778	12,616	12,561	13,301	13,608	14,027	14,298	14,035	14,631	14,488	15,088	14,703	15,764	15,737	15,380	15,006	15,236	15,121	14,671	13,666	12,509	12,257	12,457	12,187	11,187	10,421	10,342	9,474	11,199	11,823	12,401	11,540	11,556	11,088	10,881	11,438	11,580	10,900	11,752	11,510	11,414	11,389	10,472	10,757	10,331	11,316	11,377	11,693	11,442	11,938	12,376	12,431	12,667	13,279	12,257	11,833	11,809	11,409	11,455	11,205	10,574	10,469	10,168	9,950	9,705	9,417	8,929	8,909	9,339	9,317	9,198	8,975	8,545	8,217	8,535	8,489	7,497	7,509	8,030	8,213	8,547	7,978	8,225	9,043	9,717	9,976	10,392	9,650	9,789	9,495	9,438	9,894	10,000
ALLSPRING Index: MSCI EM Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Account Value	$ 14,012	14,664	13,746	13,528	13,488	12,976	12,903	12,845	12,535	11,966	12,548	12,076	11,181	11,633	11,946	12,730	11,984	11,546	11,743	11,877	11,528	12,328	11,425	11,588		10,092	10,415	11,798	11,749	11,778	12,616	12,561	13,301	13,608	14,027	14,298	14,035	14,631	14,488	15,088	14,703	15,764	15,737	15,380	15,006	15,236	15,121	14,671	13,666	12,509	12,257	12,457	12,187	11,187	10,421	10,342	9,474	11,199	11,823	12,401	11,540	11,556	11,088	10,881	11,438	11,580	10,900	11,752	11,510	11,414	11,389	10,472	10,757	10,331	11,316	11,377	11,693	11,442	11,938	12,376	12,431	12,667	13,279	12,257	11,833	11,809	11,409	11,455	11,205	10,574	10,469	10,168	9,950	9,705	9,417	8,929	8,909	9,339	9,317	9,198	8,975	8,545	8,217	8,535	8,489	7,497	7,509	8,030	8,213	8,547	7,978	8,225	9,043	9,717	9,976	10,392	9,650	9,789	9,495	9,438	9,894	10,000
ALLSPRING Index: MSCI EM Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Account Value	$ 14,012	14,664	13,746	13,528	13,488	12,976	12,903	12,845	12,535	11,966	12,548	12,076	11,181	11,633	11,946	12,730	11,984	11,546	11,743	11,877	11,528	12,328	11,425	11,588		10,092	10,415	11,798	11,749	11,778	12,616	12,561	13,301	13,608	14,027	14,298	14,035	14,631	14,488	15,088	14,703	15,764	15,737	15,380	15,006	15,236	15,121	14,671	13,666	12,509	12,257	12,457	12,187	11,187	10,421	10,342	9,474	11,199	11,823	12,401	11,540	11,556	11,088	10,881	11,438	11,580	10,900	11,752	11,510	11,414	11,389	10,472	10,757	10,331	11,316	11,377	11,693	11,442	11,938	12,376	12,431	12,667	13,279	12,257	11,833	11,809	11,409	11,455	11,205	10,574	10,469	10,168	9,950	9,705	9,417	8,929	8,909	9,339	9,317	9,198	8,975	8,545	8,217	8,535	8,489	7,497	7,509	8,030	8,213	8,547	7,978	8,225	9,043	9,717	9,976	10,392	9,650	9,789	9,495	9,438	9,894	10,000
ALLSPRING Index: MSCI EM Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Account Value	$ 14,012	14,664	13,746	13,528	13,488	12,976	12,903	12,845	12,535	11,966	12,548	12,076	11,181	11,633	11,946	12,730	11,984	11,546	11,743	11,877	11,528	12,328	11,425	11,588		10,092	10,415	11,798	11,749	11,778	12,616	12,561	13,301	13,608	14,027	14,298	14,035	14,631	14,488	15,088	14,703	15,764	15,737	15,380	15,006	15,236	15,121	14,671	13,666	12,509	12,257	12,457	12,187	11,187	10,421	10,342	9,474	11,199	11,823	12,401	11,540	11,556	11,088	10,881	11,438	11,580	10,900	11,752	11,510	11,414	11,389	10,472	10,757	10,331	11,316	11,377	11,693	11,442	11,938	12,376	12,431	12,667	13,279	12,257	11,833	11,809	11,409	11,455	11,205	10,574	10,469	10,168	9,950	9,705	9,417	8,929	8,909	9,339	9,317	9,198	8,975	8,545	8,217	8,535	8,489	7,497	7,509	8,030	8,213	8,547	7,978	8,225	9,043	9,717	9,976	10,392	9,650	9,789	9,495	9,438	9,894	10,000
ALLSPRING Index: MSCI EM Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Account Value	$ 14,012	14,664	13,746	13,528	13,488	12,976	12,903	12,845	12,535	11,966	12,548	12,076	11,181	11,633	11,946	12,730	11,984	11,546	11,743	11,877	11,528	12,328	11,425	11,588		10,092	10,415	11,798	11,749	11,778	12,616	12,561	13,301	13,608	14,027	14,298	14,035	14,631	14,488	15,088	14,703	15,764	15,737	15,380	15,006	15,236	15,121	14,671	13,666	12,509	12,257	12,457	12,187	11,187	10,421	10,342	9,474	11,199	11,823	12,401	11,540	11,556	11,088	10,881	11,438	11,580	10,900	11,752	11,510	11,414	11,389	10,472	10,757	10,331	11,316	11,377	11,693	11,442	11,938	12,376	12,431	12,667	13,279	12,257	11,833	11,809	11,409	11,455	11,205	10,574	10,469	10,168	9,950	9,705	9,417	8,929	8,909	9,339	9,317	9,198	8,975	8,545	8,217	8,535	8,489	7,497	7,509	8,030	8,213	8,547	7,978	8,225	9,043	9,717	9,976	10,392	9,650	9,789	9,495	9,438	9,894	10,000
ALLSPRING Index: MSCI EM Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Account Value	$ 14,012	14,664	13,746	13,528	13,488	12,976	12,903	12,845	12,535	11,966	12,548	12,076	11,181	11,633	11,946	12,730	11,984	11,546	11,743	11,877	11,528	12,328	11,425	11,588		10,092	10,415	11,798	11,749	11,778	12,616	12,561	13,301	13,608	14,027	14,298	14,035	14,631	14,488	15,088	14,703	15,764	15,737	15,380	15,006	15,236	15,121	14,671	13,666	12,509	12,257	12,457	12,187	11,187	10,421	10,342	9,474	11,199	11,823	12,401	11,540	11,556	11,088	10,881	11,438	11,580	10,900	11,752	11,510	11,414	11,389	10,472	10,757	10,331	11,316	11,377	11,693	11,442	11,938	12,376	12,431	12,667	13,279	12,257	11,833	11,809	11,409	11,455	11,205	10,574	10,469	10,168	9,950	9,705	9,417	8,929	8,909	9,339	9,317	9,198	8,975	8,545	8,217	8,535	8,489	7,497	7,509	8,030	8,213	8,547	7,978	8,225	9,043	9,717	9,976	10,392	9,650	9,789	9,495	9,438	9,894	10,000
ALLSPRING Index: MSCI EM Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Account Value	$ 14,012	14,664	13,746	13,528	13,488	12,976	12,903	12,845	12,535	11,966	12,548	12,076	11,181	11,633	11,946	12,730	11,984	11,546	11,743	11,877	11,528	12,328	11,425	11,588		10,092	10,415	11,798	11,749	11,778	12,616	12,561	13,301	13,608	14,027	14,298	14,035	14,631	14,488	15,088	14,703	15,764	15,737	15,380	15,006	15,236	15,121	14,671	13,666	12,509	12,257	12,457	12,187	11,187	10,421	10,342	9,474	11,199	11,823	12,401	11,540	11,556	11,088	10,881	11,438	11,580	10,900	11,752	11,510	11,414	11,389	10,472	10,757	10,331	11,316	11,377	11,693	11,442	11,938	12,376	12,431	12,667	13,279	12,257	11,833	11,809	11,409	11,455	11,205	10,574	10,469	10,168	9,950	9,705	9,417	8,929	8,909	9,339	9,317	9,198	8,975	8,545	8,217	8,535	8,489	7,497	7,509	8,030	8,213	8,547	7,978	8,225	9,043	9,717	9,976	10,392	9,650	9,789	9,495	9,438	9,894	10,000
ALLSPRING Index: MSCI EM Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Account Value	$ 14,012	14,664	13,746	13,528	13,488	12,976	12,903	12,845	12,535	11,966	12,548	12,076	11,181	11,633	11,946	12,730	11,984	11,546	11,743	11,877	11,528	12,328	11,425	11,588		10,092	10,415	11,798	11,749	11,778	12,616	12,561	13,301	13,608	14,027	14,298	14,035	14,631	14,488	15,088	14,703	15,764	15,737	15,380	15,006	15,236	15,121	14,671	13,666	12,509	12,257	12,457	12,187	11,187	10,421	10,342	9,474	11,199	11,823	12,401	11,540	11,556	11,088	10,881	11,438	11,580	10,900	11,752	11,510	11,414	11,389	10,472	10,757	10,331	11,316	11,377	11,693	11,442	11,938	12,376	12,431	12,667	13,279	12,257	11,833	11,809	11,409	11,455	11,205	10,574	10,469	10,168	9,950	9,705	9,417	8,929	8,909	9,339	9,317	9,198	8,975	8,545	8,217	8,535	8,489	7,497	7,509	8,030	8,213	8,547	7,978	8,225	9,043	9,717	9,976	10,392	9,650	9,789	9,495	9,438	9,894	10,000
ALLSPRING Index: MSCI EM Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Account Value	$ 14,012	14,664	13,746	13,528	13,488	12,976	12,903	12,845	12,535	11,966	12,548	12,076	11,181	11,633	11,946	12,730	11,984	11,546	11,743	11,877	11,528	12,328	11,425	11,588		10,092	10,415	11,798	11,749	11,778	12,616	12,561	13,301	13,608	14,027	14,298	14,035	14,631	14,488	15,088	14,703	15,764	15,737	15,380	15,006	15,236	15,121	14,671	13,666	12,509	12,257	12,457	12,187	11,187	10,421	10,342	9,474	11,199	11,823	12,401	11,540	11,556	11,088	10,881	11,438	11,580	10,900	11,752	11,510	11,414	11,389	10,472	10,757	10,331	11,316	11,377	11,693	11,442	11,938	12,376	12,431	12,667	13,279	12,257	11,833	11,809	11,409	11,455	11,205	10,574	10,469	10,168	9,950	9,705	9,417	8,929	8,909	9,339	9,317	9,198	8,975	8,545	8,217	8,535	8,489	7,497	7,509	8,030	8,213	8,547	7,978	8,225	9,043	9,717	9,976	10,392	9,650	9,789	9,495	9,438	9,894	10,000
ALLSPRING Index: MSCI EM Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Account Value	$ 14,012	14,664	13,746	13,528	13,488	12,976	12,903	12,845	12,535	11,966	12,548	12,076	11,181	11,633	11,946	12,730	11,984	11,546	11,743	11,877	11,528	12,328	11,425	11,588		10,092	10,415	11,798	11,749	11,778	12,616	12,561	13,301	13,608	14,027	14,298	14,035	14,631	14,488	15,088	14,703	15,764	15,737	15,380	15,006	15,236	15,121	14,671	13,666	12,509	12,257	12,457	12,187	11,187	10,421	10,342	9,474	11,199	11,823	12,401	11,540	11,556	11,088	10,881	11,438	11,580	10,900	11,752	11,510	11,414	11,389	10,472	10,757	10,331	11,316	11,377	11,693	11,442	11,938	12,376	12,431	12,667	13,279	12,257	11,833	11,809	11,409	11,455	11,205	10,574	10,469	10,168	9,950	9,705	9,417	8,929	8,909	9,339	9,317	9,198	8,975	8,545	8,217	8,535	8,489	7,497	7,509	8,030	8,213	8,547	7,978	8,225	9,043	9,717	9,976	10,392	9,650	9,789	9,495	9,438	9,894	10,000
ALLSPRING Index: Global Long/Short Equity Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name	Global Long/Short Equity Blended Index
Account Value	$ 17,842	17,986	17,785	17,511	17,320	17,111	16,698	16,977	16,672	16,293	16,162	15,739	15,002	15,188	15,487	15,638	15,350	14,866	14,911	14,759	14,504	14,656	14,134	14,414		13,908	13,415	14,051	14,339	13,788	14,411	14,400	15,023	14,818	15,007	15,415	15,092	15,258	14,838	15,153	14,966	14,833	14,723	14,618	14,285	14,051	13,873	13,941	13,651	12,831	13,030	13,258	12,829	12,528	12,363	12,072	11,446	12,238	12,768	12,798	12,601	12,420	12,252	12,113	12,225	12,184	11,783	12,119	11,897	11,806	11,621	11,175	11,606	11,528	11,957	11,915	11,831	11,640	11,633	11,588	11,514	11,633	11,873	11,561	11,477	11,349	11,238	11,109	11,096	10,960	10,934	10,817	10,734	10,676	10,528	10,400	10,275	10,201	10,299	10,269	10,264	10,050	10,105	10,076	9,996	9,666	9,701	10,000	10,087	10,112	9,727	9,909	10,247	10,157	10,276	10,258	10,139	10,219	9,928	10,019	10,100	10,000
ALLSPRING Index: Global Long/Short Equity Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name	Global Long/Short Equity Blended Index
Account Value	$ 17,842	17,986	17,785	17,511	17,320	17,111	16,698	16,977	16,672	16,293	16,162	15,739	15,002	15,188	15,487	15,638	15,350	14,866	14,911	14,759	14,504	14,656	14,134	14,414		13,908	13,415	14,051	14,339	13,788	14,411	14,400	15,023	14,818	15,007	15,415	15,092	15,258	14,838	15,153	14,966	14,833	14,723	14,618	14,285	14,051	13,873	13,941	13,651	12,831	13,030	13,258	12,829	12,528	12,363	12,072	11,446	12,238	12,768	12,798	12,601	12,420	12,252	12,113	12,225	12,184	11,783	12,119	11,897	11,806	11,621	11,175	11,606	11,528	11,957	11,915	11,831	11,640	11,633	11,588	11,514	11,633	11,873	11,561	11,477	11,349	11,238	11,109	11,096	10,960	10,934	10,817	10,734	10,676	10,528	10,400	10,275	10,201	10,299	10,269	10,264	10,050	10,105	10,076	9,996	9,666	9,701	10,000	10,087	10,112	9,727	9,909	10,247	10,157	10,276	10,258	10,139	10,219	9,928	10,019	10,100	10,000
ALLSPRING Index: Global Long/Short Equity Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name	Global Long/Short Equity Blended Index
Account Value	$ 17,842	17,986	17,785	17,511	17,320	17,111	16,698	16,977	16,672	16,293	16,162	15,739	15,002	15,188	15,487	15,638	15,350	14,866	14,911	14,759	14,504	14,656	14,134	14,414		13,908	13,415	14,051	14,339	13,788	14,411	14,400	15,023	14,818	15,007	15,415	15,092	15,258	14,838	15,153	14,966	14,833	14,723	14,618	14,285	14,051	13,873	13,941	13,651	12,831	13,030	13,258	12,829	12,528	12,363	12,072	11,446	12,238	12,768	12,798	12,601	12,420	12,252	12,113	12,225	12,184	11,783	12,119	11,897	11,806	11,621	11,175	11,606	11,528	11,957	11,915	11,831	11,640	11,633	11,588	11,514	11,633	11,873	11,561	11,477	11,349	11,238	11,109	11,096	10,960	10,934	10,817	10,734	10,676	10,528	10,400	10,275	10,201	10,299	10,269	10,264	10,050	10,105	10,076	9,996	9,666	9,701	10,000	10,087	10,112	9,727	9,909	10,247	10,157	10,276	10,258	10,139	10,219	9,928	10,019	10,100	10,000
ALLSPRING Index: Global Long/Short Equity Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name	Global Long/Short Equity Blended Index
Account Value	$ 17,842	17,986	17,785	17,511	17,320	17,111	16,698	16,977	16,672	16,293	16,162	15,739	15,002	15,188	15,487	15,638	15,350	14,866	14,911	14,759	14,504	14,656	14,134	14,414		13,908	13,415	14,051	14,339	13,788	14,411	14,400	15,023	14,818	15,007	15,415	15,092	15,258	14,838	15,153	14,966	14,833	14,723	14,618	14,285	14,051	13,873	13,941	13,651	12,831	13,030	13,258	12,829	12,528	12,363	12,072	11,446	12,238	12,768	12,798	12,601	12,420	12,252	12,113	12,225	12,184	11,783	12,119	11,897	11,806	11,621	11,175	11,606	11,528	11,957	11,915	11,831	11,640	11,633	11,588	11,514	11,633	11,873	11,561	11,477	11,349	11,238	11,109	11,096	10,960	10,934	10,817	10,734	10,676	10,528	10,400	10,275	10,201	10,299	10,269	10,264	10,050	10,105	10,076	9,996	9,666	9,701	10,000	10,087	10,112	9,727	9,909	10,247	10,157	10,276	10,258	10,139	10,219	9,928	10,019	10,100	10,000
ALLSPRING Index: MSCI ACWI ex USA Value Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (Net)
Account Value	$ 14,729	15,460	15,031	14,663	14,150	14,312	13,870	13,973	13,503	13,347	13,514	12,836	11,921	12,463	12,589	13,102	12,472	11,855	12,415	12,115	12,074	12,415	11,520	11,517		10,360	9,957	10,984	11,265	11,117	12,224	11,965	12,620	12,562	12,715	12,603	11,966	12,654	12,449	12,708	12,517	12,744	12,964	12,490	12,216	11,884	11,390	11,410	10,810	9,230	9,475	9,885	9,460	9,265	8,911	8,738	8,216	10,050	10,989	11,499	11,002	10,981	10,627	10,207	10,685	10,933	10,375	10,992	10,764	10,813	10,684	9,937	10,403	10,364	11,129	10,931	11,280	10,941	11,184	11,658	11,378	11,630	12,237	11,551	11,290	11,232	11,082	10,869	10,864	10,456	10,399	10,187	10,046	9,824	9,708	9,417	9,090	9,168	9,117	9,035	8,888	8,458	8,691	8,935	8,610	7,919	8,001	8,646	8,866	9,146	8,524	9,023	9,783	9,865	10,167	10,383	9,819	10,039	9,509	9,613	9,997	10,000
ALLSPRING Index: MSCI ACWI ex USA Value Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (Net)
Account Value	$ 14,729	15,460	15,031	14,663	14,150	14,312	13,870	13,973	13,503	13,347	13,514	12,836	11,921	12,463	12,589	13,102	12,472	11,855	12,415	12,115	12,074	12,415	11,520	11,517		10,360	9,957	10,984	11,265	11,117	12,224	11,965	12,620	12,562	12,715	12,603	11,966	12,654	12,449	12,708	12,517	12,744	12,964	12,490	12,216	11,884	11,390	11,410	10,810	9,230	9,475	9,885	9,460	9,265	8,911	8,738	8,216	10,050	10,989	11,499	11,002	10,981	10,627	10,207	10,685	10,933	10,375	10,992	10,764	10,813	10,684	9,937	10,403	10,364	11,129	10,931	11,280	10,941	11,184	11,658	11,378	11,630	12,237	11,551	11,290	11,232	11,082	10,869	10,864	10,456	10,399	10,187	10,046	9,824	9,708	9,417	9,090	9,168	9,117	9,035	8,888	8,458	8,691	8,935	8,610	7,919	8,001	8,646	8,866	9,146	8,524
ALLSPRING Index: MSCI ACWI ex USA Value Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (Net)
Account Value	$ 14,729	15,460	15,031	14,663	14,150	14,312	13,870	13,973	13,503	13,347	13,514	12,836	11,921	12,463	12,589	13,102	12,472	11,855	12,415	12,115	12,074	12,415	11,520	11,517		10,360	9,957	10,984	11,265	11,117	12,224	11,965	12,620	12,562	12,715	12,603	11,966	12,654	12,449	12,708	12,517	12,744	12,964	12,490	12,216	11,884	11,390	11,410	10,810	9,230	9,475	9,885	9,460	9,265	8,911	8,738	8,216	10,050	10,989	11,499	11,002	10,981	10,627	10,207	10,685	10,933	10,375	10,992	10,764	10,813	10,684	9,937	10,403	10,364	11,129	10,931	11,280	10,941	11,184	11,658	11,378	11,630	12,237	11,551	11,290	11,232	11,082	10,869	10,864	10,456	10,399	10,187	10,046	9,824	9,708	9,417	9,090	9,168	9,117	9,035	8,888	8,458	8,691	8,935	8,610	7,919	8,001	8,646	8,866	9,146	8,524	9,023	9,783	9,865	10,167	10,383	9,819	10,039	9,509	9,613	9,997	10,000
ALLSPRING Index: MSCI ACWI ex USA Value Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (Net)
Account Value	$ 14,729	15,460	15,031	14,663	14,150	14,312	13,870	13,973	13,503	13,347	13,514	12,836	11,921	12,463	12,589	13,102	12,472	11,855	12,415	12,115	12,074	12,415	11,520	11,517		10,360	9,957	10,984	11,265	11,117	12,224	11,965	12,620	12,562	12,715	12,603	11,966	12,654	12,449	12,708	12,517	12,744	12,964	12,490	12,216	11,884	11,390	11,410	10,810	9,230	9,475	9,885	9,460	9,265	8,911	8,738	8,216	10,050	10,989	11,499	11,002	10,981	10,627	10,207	10,685	10,933	10,375	10,992	10,764	10,813	10,684	9,937	10,403	10,364	11,129	10,931	11,280	10,941	11,184	11,658	11,378	11,630	12,237	11,551	11,290	11,232	11,082	10,869	10,864	10,456	10,399	10,187	10,046	9,824	9,708	9,417	9,090	9,168	9,117	9,035	8,888	8,458	8,691	8,935	8,610	7,919	8,001	8,646	8,866	9,146	8,524	9,023	9,783	9,865	10,167	10,383	9,819	10,039	9,509	9,613	9,997	10,000
ALLSPRING Index: MSCI ACWI ex USA Value Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (Net)
Account Value	$ 14,729	15,460	15,031	14,663	14,150	14,312	13,870	13,973	13,503	13,347	13,514	12,836	11,921	12,463	12,589	13,102	12,472	11,855	12,415	12,115	12,074	12,415	11,520	11,517		10,360	9,957	10,984	11,265	11,117	12,224	11,965	12,620	12,562	12,715	12,603	11,966	12,654	12,449	12,708	12,517	12,744	12,964	12,490	12,216	11,884	11,390	11,410	10,810	9,230	9,475	9,885	9,460	9,265	8,911	8,738	8,216	10,050	10,989	11,499	11,002	10,981	10,627	10,207	10,685	10,933	10,375	10,992	10,764	10,813	10,684	9,937	10,403	10,364	11,129	10,931	11,280	10,941	11,184	11,658	11,378	11,630	12,237	11,551	11,290	11,232	11,082	10,869	10,864	10,456	10,399	10,187	10,046	9,824	9,708	9,417	9,090	9,168	9,117	9,035	8,888	8,458	8,691	8,935	8,610	7,919	8,001	8,646	8,866	9,146	8,524	9,023	9,783	9,865	10,167	10,383	9,819	10,039	9,509	9,613	9,997	10,000
ALLSPRING Index: MSCI World Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index (Net)
Account Value	$ 20,637	21,208	20,818	20,716	19,388	19,772	18,912	19,941	19,194	18,574	19,103	17,426	15,942	16,984	17,925	18,635	17,764	16,714	17,192	17,210	17,664	18,032	16,502	17,088		16,097	14,899	16,603	17,162	15,729	17,473	17,509	18,992	18,817	18,777	20,312	19,587	20,586	19,869	20,507	20,020	20,157	20,115	19,947	19,201	18,804	17,910	17,547	16,344	14,166	14,168	14,482	13,701	13,185	12,854	12,005	10,583	13,359	14,712	15,132	14,626	14,167	13,786	13,508	13,985	13,905	13,141	14,062	13,636	13,723	13,226	11,991	13,215	13,131	14,575	14,787	14,469	14,295	14,343	13,970	13,843	13,836	14,413	13,920	13,714	13,421	13,229	12,727	12,734	12,452	12,261	12,184	11,944	11,856	11,609	11,348	11,084	10,639	11,046	10,883	10,867	10,300	10,499	10,375	10,136	9,350	9,286	10,069	10,329	10,215	9,660	10,091	10,655	10,702	10,801	10,647	10,549	10,529	9,917	10,100	10,044	10,000
ALLSPRING Index: MSCI World Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index (Net)
Account Value	$ 20,637	21,208	20,818	20,716	19,388	19,772	18,912	19,941	19,194	18,574	19,103	17,426	15,942	16,984	17,925	18,635	17,764	16,714	17,192	17,210	17,664	18,032	16,502	17,088		16,097	14,899	16,603	17,162	15,729	17,473	17,509	18,992	18,817	18,777	20,312	19,587	20,586	19,869	20,507	20,020	20,157	20,115	19,947	19,201	18,804	17,910	17,547	16,344	14,166	14,168	14,482	13,701	13,185	12,854	12,005	10,583	13,359	14,712	15,132	14,626	14,167	13,786	13,508	13,985	13,905	13,141	14,062	13,636	13,723	13,226	11,991	13,215	13,131	14,575	14,787	14,469	14,295	14,343	13,970	13,843	13,836	14,413	13,920	13,714	13,421	13,229	12,727	12,734	12,452	12,261	12,184	11,944	11,856	11,609	11,348	11,084	10,639	11,046	10,883	10,867	10,300	10,499	10,375	10,136	9,350	9,286	10,069	10,329	10,215	9,660	10,091	10,655	10,702	10,801	10,647	10,549	10,529	9,917	10,100	10,044	10,000
ALLSPRING Index: MSCI World Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index (Net)
Account Value	$ 20,637	21,208	20,818	20,716	19,388	19,772	18,912	19,941	19,194	18,574	19,103	17,426	15,942	16,984	17,925	18,635	17,764	16,714	17,192	17,210	17,664	18,032	16,502	17,088		16,097	14,899	16,603	17,162	15,729	17,473	17,509	18,992	18,817	18,777	20,312	19,587	20,586	19,869	20,507	20,020	20,157	20,115	19,947	19,201	18,804	17,910	17,547	16,344	14,166	14,168	14,482	13,701	13,185	12,854	12,005	10,583	13,359	14,712	15,132	14,626	14,167	13,786	13,508	13,985	13,905	13,141	14,062	13,636	13,723	13,226	11,991	13,215	13,131	14,575	14,787	14,469	14,295	14,343	13,970	13,843	13,836	14,413	13,920	13,714	13,421	13,229	12,727	12,734	12,452	12,261	12,184	11,944	11,856	11,609	11,348	11,084	10,639	11,046	10,883	10,867	10,300	10,499	10,375	10,136	9,350	9,286	10,069	10,329	10,215	9,660	10,091	10,655	10,702	10,801	10,647	10,549	10,529	9,917	10,100	10,044	10,000
ALLSPRING Index: MSCI World Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index (Net)
Account Value	$ 20,637	21,208	20,818	20,716	19,388	19,772	18,912	19,941	19,194	18,574	19,103	17,426	15,942	16,984	17,925	18,635	17,764	16,714	17,192	17,210	17,664	18,032	16,502	17,088		16,097	14,899	16,603	17,162	15,729	17,473	17,509	18,992	18,817	18,777	20,312	19,587	20,586	19,869	20,507	20,020	20,157	20,115	19,947	19,201	18,804	17,910	17,547	16,344	14,166	14,168	14,482	13,701	13,185	12,854	12,005	10,583	13,359	14,712	15,132	14,626	14,167	13,786	13,508	13,985	13,905	13,141	14,062	13,636	13,723	13,226	11,991	13,215	13,131	14,575	14,787	14,469	14,295	14,343	13,970	13,843	13,836	14,413	13,920	13,714	13,421	13,229	12,727	12,734	12,452	12,261	12,184	11,944	11,856	11,609	11,348	11,084	10,639	11,046	10,883	10,867	10,300	10,499	10,375	10,136	9,350	9,286	10,069	10,329	10,215	9,660	10,091	10,655	10,702	10,801	10,647	10,549	10,529	9,917	10,100	10,044	10,000
ALLSPRING Index: MSCI World ex USA Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index (Net)
Account Value	$ 13,692	14,522	14,139	13,880	13,149	13,539	12,971	13,357	12,835	12,798	13,021	12,152	11,078	11,773	12,321	12,748	12,197	11,839	12,352	12,138	12,141	12,446	11,561	11,493		10,485	10,035	11,327	11,840	11,083	12,483	12,568	13,506	13,442	13,563	14,558	13,966	14,794	14,502	15,009	14,616	14,398	14,629	14,307	13,738	13,445	13,066	13,099	12,268	10,784	11,143	11,274	10,508	10,119	9,943	9,291	8,318	10,178	11,279	11,615	11,101	10,854	10,426	10,167	10,408	10,454	10,000
ALLSPRING Index: MSCI World ex USA Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index (Net)
Account Value	$ 13,692	14,522	14,139	13,880	13,149	13,539	12,971	13,357	12,835	12,798	13,021	12,152	11,078	11,773	12,321	12,748	12,197	11,839	12,352	12,138	12,141	12,446	11,561	11,493		10,485	10,035	11,327	11,840	11,083	12,483	12,568	13,506	13,442	13,563	14,558	13,966	14,794	14,502	15,009	14,616	14,398	14,629	14,307	13,738	13,445	13,066	13,099	12,268	10,784	11,143	11,274	10,508	10,119	9,943	9,291	8,318	10,178	11,279	11,615	11,101	10,854	10,426	10,167	10,408	10,454	10,000
ALLSPRING Index: MSCI World ex USA Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index (Net)
Account Value	$ 13,692	14,522	14,139	13,880	13,149	13,539	12,971	13,357	12,835	12,798	13,021	12,152	11,078	11,773	12,321	12,748	12,197	11,839	12,352	12,138	12,141	12,446	11,561	11,493		10,485	10,035	11,327	11,840	11,083	12,483	12,568	13,506	13,442	13,563	14,558	13,966	14,794	14,502	15,009	14,616	14,398	14,629	14,307	13,738	13,445	13,066	13,099	12,268	10,784	11,143	11,274	10,508	10,119	9,943	9,291	8,318	10,178	11,279	11,615	11,101	10,854	10,426	10,167	10,408	10,454	10,000
ALLSPRING Index: MSCI World ex USA Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index (Net)
Account Value	$ 13,692	14,522	14,139	13,880	13,149	13,539	12,971	13,357	12,835	12,798	13,021	12,152	11,078	11,773	12,321	12,748	12,197	11,839	12,352	12,138	12,141	12,446	11,561	11,493		10,485	10,035	11,327	11,840	11,083	12,483	12,568	13,506	13,442	13,563	14,558	13,966	14,794	14,502	15,009	14,616	14,398	14,629	14,307	13,738	13,445	13,066	13,099	12,268	10,784	11,143	11,274	10,508	10,119	9,943	9,291	8,318	10,178	11,279	11,615	11,101	10,854	10,426	10,167	10,408	10,454	10,000
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 12,639												10,165												$ 10,000
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,972	16,797	16,356	15,903	15,543	15,558	15,119	15,396	14,929	14,560	14,706	14,003	12,847	13,399	13,836	14,491	13,925	13,327	13,830	13,593	13,269	13,752	12,720	12,816		11,463	11,130	12,366	12,777	12,354	13,517	13,420	14,320	14,297	14,585	15,143	14,542	15,228	14,873	15,365	15,079	15,331	15,431	14,963	14,535	14,354	14,075	14,045	13,324	11,745	12,003	12,305	11,800	11,296	10,808	10,465	9,728	11,375	12,352	12,693	12,166	12,059	11,653	11,361	11,723	11,866	11,192	11,827	11,523	11,454	11,235	10,446	10,941	10,838	11,798	11,744	11,995	11,715	11,940	12,222	12,030	12,246	12,852	12,174	11,908	11,812	11,593	11,382	11,323	10,920	10,887	10,544	10,324	10,068	9,910	9,571	9,332	9,553	9,693	9,575	9,515	9,066	9,207	9,365	9,125	8,439	8,536	9,159	9,335	9,532	8,872	9,303	10,073	10,101	10,391	10,556	10,048	10,213	9,695	9,709	10,072	10,000
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,972	16,797	16,356	15,903	15,543	15,558	15,119	15,396	14,929	14,560	14,706	14,003	12,847	13,399	13,836	14,491	13,925	13,327	13,830	13,593	13,269	13,752	12,720	12,816		11,463	11,130	12,366	12,777	12,354	13,517	13,420	14,320	14,297	14,585	15,143	14,542	15,228	14,873	15,365	15,079	15,331	15,431	14,963	14,535	14,354	14,075	14,045	13,324	11,745	12,003	12,305	11,800	11,296	10,808	10,465	9,728	11,375	12,352	12,693	12,166	12,059	11,653	11,361	11,723	11,866	11,192	11,827	11,523	11,454	11,235	10,446	10,941	10,838	11,798	11,744	11,995	11,715	11,940	12,222	12,030	12,246	12,852	12,174	11,908	11,812	11,593	11,382	11,323	10,920	10,887	10,544	10,324	10,068	9,910	9,571	9,332	9,553	9,693	9,575	9,515	9,066	9,207	9,365	9,125	8,439	8,536	9,159	9,335	9,532	8,872	9,303	10,073	10,101	10,391	10,556	10,048	10,213	9,695	9,709	10,072	10,000
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,972	16,797	16,356	15,903	15,543	15,558	15,119	15,396	14,929	14,560	14,706	14,003	12,847	13,399	13,836	14,491	13,925	13,327	13,830	13,593	13,269	13,752	12,720	12,816		11,463	11,130	12,366	12,777	12,354	13,517	13,420	14,320	14,297	14,585	15,143	14,542	15,228	14,873	15,365	15,079	15,331	15,431	14,963	14,535	14,354	14,075	14,045	13,324	11,745	12,003	12,305	11,800	11,296	10,808	10,465	9,728	11,375	12,352	12,693	12,166	12,059	11,653	11,361	11,723	11,866	11,192	11,827	11,523	11,454	11,235	10,446	10,941	10,838	11,798	11,744	11,995	11,715	11,940	12,222	12,030	12,246	12,852	12,174	11,908	11,812	11,593	11,382	11,323	10,920	10,887	10,544	10,324	10,068	9,910	9,571	9,332	9,553	9,693	9,575	9,515	9,066	9,207	9,365	9,125	8,439	8,536	9,159	9,335	9,532	8,872	9,303	10,073	10,101	10,391	10,556	10,048	10,213	9,695	9,709	10,072	10,000
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,972	16,797	16,356	15,903	15,543	15,558	15,119	15,396	14,929	14,560	14,706	14,003	12,847	13,399	13,836	14,491	13,925	13,327	13,830	13,593	13,269	13,752	12,720	12,816		11,463	11,130	12,366	12,777	12,354	13,517	13,420	14,320	14,297	14,585	15,143	14,542	15,228	14,873	15,365	15,079	15,331	15,431	14,963	14,535	14,354	14,075	14,045	13,324	11,745	12,003	12,305	11,800	11,296	10,808	10,465	9,728	11,375	12,352	12,693	12,166	12,059	11,653	11,361	11,723	11,866	11,192	11,827	11,523	11,454	11,235	10,446	10,941	10,838	11,798	11,744	11,995	11,715	11,940	12,222	12,030	12,246	12,852	12,174	11,908	11,812	11,593	11,382	11,323	10,920	10,887	10,544	10,324	10,068	9,910	9,571	9,332	9,553	9,693	9,575	9,515	9,066	9,207	9,365	9,125	8,439	8,536	9,159	9,335	9,532	8,872	9,303	10,073	10,101	10,391	10,556	10,048	10,213	9,695	9,709	10,072	10,000
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,972	16,797	16,356	15,903	15,543	15,558	15,119	15,396	14,929	14,560	14,706	14,003	12,847	13,399	13,836	14,491	13,925	13,327	13,830	13,593	13,269	13,752	12,720	12,816		11,463	11,130	12,366	12,777	12,354	13,517	13,420	14,320	14,297	14,585	15,143	14,542	15,228	14,873	15,365	15,079	15,331	15,431	14,963	14,535	14,354	14,075	14,045	13,324	11,745	12,003	12,305	11,800	11,296	10,808	10,465	9,728	11,375	12,352	12,693	12,166	12,059	11,653	11,361	11,723	11,866	11,192	11,827	11,523	11,454	11,235	10,446	10,941	10,838	11,798	11,744	11,995	11,715	11,940	12,222	12,030	12,246	12,852	12,174	11,908	11,812	11,593	11,382	11,323	10,920	10,887	10,544	10,324	10,068	9,910	9,571	9,332	9,553	9,693	9,575	9,515	9,066	9,207	9,365	9,125	8,439	8,536	9,159	9,335	9,532	8,872	9,303	10,073	10,101	10,391	10,556	10,048	10,213	9,695	9,709	10,072	10,000
ALLSPRING Index: MSCI EM High Dividend Yield Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM High Dividend Yield Index (Net) (USD)
Account Value	$ 12,661	13,040	12,515	12,125	12,226	11,840	11,462	11,523	11,354	10,921	11,278	10,648	9,910	10,302	10,357	10,906	10,216	9,882	10,141	10,026	9,732	10,062	9,503	9,712		8,480	8,624	9,405	9,479	9,556	10,550	10,482	11,103	11,484	11,733	11,662	11,077	11,381	11,465	11,760	11,441	11,858	12,087	11,715	11,591	11,136	10,729	10,761	10,188	8,947	9,012	9,373	9,319	9,073	8,916	9,010	8,289	9,841	10,497	11,281	10,467	10,547	10,132	9,876	10,427	10,649	10,054	10,534	10,367	10,402	10,474	9,727	9,860	9,615	10,352	10,169	10,382	9,905	10,355	10,792	11,041	11,143	11,433	10,517	10,055	10,086	9,887	10,150	9,828	9,410	9,375	9,256	9,132	9,077	8,758	8,511	8,333	8,555	8,514	8,359	8,242	7,926	7,507	7,939	7,840	6,983	6,928	7,326	7,617	8,119	7,635	8,140	8,991	9,749	9,873	10,438	9,407	9,634	9,231	9,281	9,753	10,000
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,972	16,797	16,356	15,903	15,543	15,558	15,119	15,396	14,929	14,560	14,706	14,003	12,847	13,399	13,836	14,491	13,925	13,327	13,830	13,593	13,269	13,752	12,720	12,816		11,463	11,130	12,366	12,777	12,354	13,517	13,420	14,320	14,297	14,585	15,143	14,542	15,228	14,873	15,365	15,079	15,331	15,431	14,963	14,535	14,354	14,075	14,045	13,324	11,745	12,003	12,305	11,800	11,296	10,808	10,465	9,728	11,375	12,352	12,693	12,166	12,059	11,653	11,361	11,723	11,866	11,192	11,827	11,523	11,454	11,235	10,446	10,941	10,838	11,798	11,744	11,995	11,715	11,940	12,222	12,030	12,246	12,852	12,174	11,908	11,812	11,593	11,382	11,323	10,920	10,887	10,544	10,324	10,068	9,910	9,571	9,332	9,553	9,693	9,575	9,515	9,066	9,207	9,365	9,125	8,439	8,536	9,159	9,335	9,532	8,872	9,303	10,073	10,101	10,391	10,556	10,048	10,213	9,695	9,709	10,072	10,000
ALLSPRING Index: MSCI EM High Dividend Yield Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM High Dividend Yield Index (Net) (USD)
Account Value	$ 12,661	13,040	12,515	12,125	12,226	11,840	11,462	11,523	11,354	10,921	11,278	10,648	9,910	10,302	10,357	10,906	10,216	9,882	10,141	10,026	9,732	10,062	9,503	9,712		8,480	8,624	9,405	9,479	9,556	10,550	10,482	11,103	11,484	11,733	11,662	11,077	11,381	11,465	11,760	11,441	11,858	12,087	11,715	11,591	11,136	10,729	10,761	10,188	8,947	9,012	9,373	9,319	9,073	8,916	9,010	8,289	9,841	10,497	11,281	10,467	10,547	10,132	9,876	10,427	10,649	10,054	10,534	10,367	10,402	10,474	9,727	9,860	9,615	10,352	10,169	10,382	9,905	10,355	10,792	11,041	11,143	11,433	10,517	10,055	10,086	9,887	10,150	9,828	9,410	9,375	9,256	9,132	9,077	8,758	8,511	8,333	8,555	8,514	8,359	8,242	7,926	7,507	7,939	7,840	6,983	6,928	7,326	7,617	8,119	7,635	8,140	8,991	9,749	9,873	10,438	9,407	9,634	9,231	9,281	9,753	10,000
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,972	16,797	16,356	15,903	15,543	15,558	15,119	15,396	14,929	14,560	14,706	14,003	12,847	13,399	13,836	14,491	13,925	13,327	13,830	13,593	13,269	13,752	12,720	12,816		11,463	11,130	12,366	12,777	12,354	13,517	13,420	14,320	14,297	14,585	15,143	14,542	15,228	14,873	15,365	15,079	15,331	15,431	14,963	14,535	14,354	14,075	14,045	13,324	11,745	12,003	12,305	11,800	11,296	10,808	10,465	9,728	11,375	12,352	12,693	12,166	12,059	11,653	11,361	11,723	11,866	11,192	11,827	11,523	11,454	11,235	10,446	10,941	10,838	11,798	11,744	11,995	11,715	11,940	12,222	12,030	12,246	12,852	12,174	11,908	11,812	11,593	11,382	11,323	10,920	10,887	10,544	10,324	10,068	9,910	9,571	9,332	9,553	9,693	9,575	9,515	9,066	9,207	9,365	9,125	8,439	8,536	9,159	9,335	9,532	8,872	9,303	10,073	10,101	10,391	10,556	10,048	10,213	9,695	9,709	10,072	10,000
ALLSPRING Index: MSCI EM High Dividend Yield Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM High Dividend Yield Index (Net) (USD)
Account Value	$ 12,661	13,040	12,515	12,125	12,226	11,840	11,462	11,523	11,354	10,921	11,278	10,648	9,910	10,302	10,357	10,906	10,216	9,882	10,141	10,026	9,732	10,062	9,503	9,712		8,480	8,624	9,405	9,479	9,556	10,550	10,482	11,103	11,484	11,733	11,662	11,077	11,381	11,465	11,760	11,441	11,858	12,087	11,715	11,591	11,136	10,729	10,761	10,188	8,947	9,012	9,373	9,319	9,073	8,916	9,010	8,289	9,841	10,497	11,281	10,467	10,547	10,132	9,876	10,427	10,649	10,054	10,534	10,367	10,402	10,474	9,727	9,860	9,615	10,352	10,169	10,382	9,905	10,355	10,792	11,041	11,143	11,433	10,517	10,055	10,086	9,887	10,150	9,828	9,410	9,375	9,256	9,132	9,077	8,758	8,511	8,333	8,555	8,514	8,359	8,242	7,926	7,507	7,939	7,840	6,983	6,928	7,326	7,617	8,119	7,635	8,140	8,991	9,749	9,873	10,438	9,407	9,634	9,231	9,281	9,753	10,000
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,972	16,797	16,356	15,903	15,543	15,558	15,119	15,396	14,929	14,560	14,706	14,003	12,847	13,399	13,836	14,491	13,925	13,327	13,830	13,593	13,269	13,752	12,720	12,816		11,463	11,130	12,366	12,777	12,354	13,517	13,420	14,320	14,297	14,585	15,143	14,542	15,228	14,873	15,365	15,079	15,331	15,431	14,963	14,535	14,354	14,075	14,045	13,324	11,745	12,003	12,305	11,800	11,296	10,808	10,465	9,728	11,375	12,352	12,693	12,166	12,059	11,653	11,361	11,723	11,866	11,192	11,827	11,523	11,454	11,235	10,446	10,941	10,838	11,798	11,744	11,995	11,715	11,940	12,222	12,030	12,246	12,852	12,174	11,908	11,812	11,593	11,382	11,323	10,920	10,887	10,544	10,324	10,068	9,910	9,571	9,332	9,553	9,693	9,575	9,515	9,066	9,207	9,365	9,125	8,439	8,536	9,159	9,335	9,532	8,872	9,303	10,073	10,101	10,391	10,556	10,048	10,213	9,695	9,709	10,072	10,000
ALLSPRING Index: MSCI EM High Dividend Yield Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM High Dividend Yield Index (Net) (USD)
Account Value	$ 12,661	13,040	12,515	12,125	12,226	11,840	11,462	11,523	11,354	10,921	11,278	10,648	9,910	10,302	10,357	10,906	10,216	9,882	10,141	10,026	9,732	10,062	9,503	9,712		8,480	8,624	9,405	9,479	9,556	10,550	10,482	11,103	11,484	11,733	11,662	11,077	11,381	11,465	11,760	11,441	11,858	12,087	11,715	11,591	11,136	10,729	10,761	10,188	8,947	9,012	9,373	9,319	9,073	8,916	9,010	8,289	9,841	10,497	11,281	10,467	10,547	10,132	9,876	10,427	10,649	10,054	10,534	10,367	10,402	10,474	9,727	9,860	9,615	10,352	10,169	10,382	9,905	10,355	10,792	11,041	11,143	11,433	10,517	10,055	10,086	9,887	10,150	9,828	9,410	9,375	9,256	9,132	9,077	8,758	8,511	8,333	8,555	8,514	8,359	8,242	7,926	7,507	7,939	7,840	6,983	6,928	7,326	7,617	8,119	7,635	8,140	8,991	9,749	9,873	10,438	9,407	9,634	9,231	9,281	9,753	10,000
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,972	16,797	16,356	15,903	15,543	15,558	15,119	15,396	14,929	14,560	14,706	14,003	12,847	13,399	13,836	14,491	13,925	13,327	13,830	13,593	13,269	13,752	12,720	12,816		11,463	11,130	12,366	12,777	12,354	13,517	13,420	14,320	14,297	14,585	15,143	14,542	15,228	14,873	15,365	15,079	15,331	15,431	14,963	14,535	14,354	14,075	14,045	13,324	11,745	12,003	12,305	11,800	11,296	10,808	10,465	9,728	11,375	12,352	12,693	12,166	12,059	11,653	11,361	11,723	11,866	11,192	11,827	11,523	11,454	11,235	10,446	10,941	10,838	11,798	11,744	11,995	11,715	11,940	12,222	12,030	12,246	12,852	12,174	11,908	11,812	11,593	11,382	11,323	10,920	10,887	10,544	10,324	10,068	9,910	9,571	9,332	9,553	9,693	9,575	9,515	9,066	9,207	9,365	9,125	8,439	8,536	9,159	9,335	9,532	8,872	9,303	10,073	10,101	10,391	10,556	10,048	10,213	9,695	9,709	10,072	10,000
ALLSPRING Index: MSCI EM High Dividend Yield Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM High Dividend Yield Index (Net) (USD)
Account Value	$ 12,661	13,040	12,515	12,125	12,226	11,840	11,462	11,523	11,354	10,921	11,278	10,648	9,910	10,302	10,357	10,906	10,216	9,882	10,141	10,026	9,732	10,062	9,503	9,712		8,480	8,624	9,405	9,479	9,556	10,550	10,482	11,103	11,484	11,733	11,662	11,077	11,381	11,465	11,760	11,441	11,858	12,087	11,715	11,591	11,136	10,729	10,761	10,188	8,947	9,012	9,373	9,319	9,073	8,916	9,010	8,289	9,841	10,497	11,281	10,467	10,547	10,132	9,876	10,427	10,649	10,054	10,534	10,367	10,402	10,474	9,727	9,860	9,615	10,352	10,169	10,382	9,905	10,355	10,792	11,041	11,143	11,433	10,517	10,055	10,086	9,887	10,150	9,828	9,410	9,375	9,256	9,132	9,077	8,758	8,511	8,333	8,555	8,514	8,359	8,242	7,926	7,507	7,939	7,840	6,983	6,928	7,326	7,617	8,119	7,635	8,140	8,991	9,749	9,873	10,438	9,407	9,634	9,231	9,281	9,753	10,000
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,972	16,797	16,356	15,903	15,543	15,558	15,119	15,396	14,929	14,560	14,706	14,003	12,847	13,399	13,836	14,491	13,925	13,327	13,830	13,593	13,269	13,752	12,720	12,816		11,463	11,130	12,366	12,777	12,354	13,517	13,420	14,320	14,297	14,585	15,143	14,542	15,228	14,873	15,365	15,079	15,331	15,431	14,963	14,535	14,354	14,075	14,045	13,324	11,745	12,003	12,305	11,800	11,296	10,808	10,465	9,728	11,375	12,352	12,693	12,166	12,059	11,653	11,361	11,723	11,866	11,192	11,827	11,523	11,454	11,235	10,446	10,941	10,838	11,798	11,744	11,995	11,715	11,940	12,222	12,030	12,246	12,852	12,174	11,908	11,812	11,593	11,382	11,323	10,920	10,887	10,544	10,324	10,068	9,910	9,571	9,332	9,553	9,693	9,575	9,515	9,066	9,207	9,365	9,125	8,439	8,536	9,159	9,335	9,532	8,872	9,303	10,073	10,101	10,391	10,556	10,048	10,213	9,695	9,709	10,072	10,000
ALLSPRING Index: MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 23,808	24,354	23,801	23,212	22,843	22,346	21,474	22,206	21,530	20,644	20,524	19,583	17,929	18,484	19,282	19,836	19,135	18,085	18,281	18,022	17,483	17,999	16,795	17,483		16,225	15,301	16,921	17,568	16,421	17,933	17,912	19,470	19,058	19,563	20,573	19,782	20,270	19,286	20,117	19,625	19,491	19,238	18,943	18,149	17,677	17,277	17,356	16,586	14,766	15,134	15,638	14,736	13,996	13,562	12,997	11,740	13,572	14,764	14,929	14,421	14,078	13,703	13,420	13,746	13,706	12,864	13,675	13,228	13,064	12,724	11,793	12,686	12,503	13,516	13,458	13,353	12,962	13,032	13,016	12,893	13,175	13,753	13,018	12,812	12,568	12,313	12,079	12,033	11,706	11,653	11,401	11,226	11,091	10,788	10,501	10,279	10,201	10,378	10,314	10,280	9,855	9,915	9,903	9,759	9,085	9,148	9,735	9,914	9,997	9,269	9,618	10,325	10,237	10,483	10,497	10,201	10,362	9,815	9,971	10,167	10,000
ALLSPRING Index: MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 23,808	24,354	23,801	23,212	22,843	22,346	21,474	22,206	21,530	20,644	20,524	19,583	17,929	18,484	19,282	19,836	19,135	18,085	18,281	18,022	17,483	17,999	16,795	17,483		16,225	15,301	16,921	17,568	16,421	17,933	17,912	19,470	19,058	19,563	20,573	19,782	20,270	19,286	20,117	19,625	19,491	19,238	18,943	18,149	17,677	17,277	17,356	16,586	14,766	15,134	15,638	14,736	13,996	13,562	12,997	11,740	13,572	14,764	14,929	14,421	14,078	13,703	13,420	13,746	13,706	12,864	13,675	13,228	13,064	12,724	11,793	12,686	12,503	13,516	13,458	13,353	12,962	13,032	13,016	12,893	13,175	13,753	13,018	12,812	12,568	12,313	12,079	12,033	11,706	11,653	11,401	11,226	11,091	10,788	10,501	10,279	10,201	10,378	10,314	10,280	9,855	9,915	9,903	9,759	9,085	9,148	9,735	9,914	9,997	9,269	9,618	10,325	10,237	10,483	10,497	10,201	10,362	9,815	9,971	10,167	10,000
ALLSPRING Index: MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 23,808	24,354	23,801	23,212	22,843	22,346	21,474	22,206	21,530	20,644	20,524	19,583	17,929	18,484	19,282	19,836	19,135	18,085	18,281	18,022	17,483	17,999	16,795	17,483		16,225	15,301	16,921	17,568	16,421	17,933	17,912	19,470	19,058	19,563	20,573	19,782	20,270	19,286	20,117	19,625	19,491	19,238	18,943	18,149	17,677	17,277	17,356	16,586	14,766	15,134	15,638	14,736	13,996	13,562	12,997	11,740	13,572	14,764	14,929	14,421	14,078	13,703	13,420	13,746	13,706	12,864	13,675	13,228	13,064	12,724	11,793	12,686	12,503	13,516	13,458	13,353	12,962	13,032	13,016	12,893	13,175	13,753	13,018	12,812	12,568	12,313	12,079	12,033	11,706	11,653	11,401	11,226	11,091	10,788	10,501	10,279	10,201	10,378	10,314	10,280	9,855	9,915	9,903	9,759	9,085	9,148	9,735	9,914	9,997	9,269	9,618	10,325	10,237	10,483	10,497	10,201	10,362	9,815	9,971	10,167	10,000
ALLSPRING Index: MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 23,808	24,354	23,801	23,212	22,843	22,346	21,474	22,206	21,530	20,644	20,524	19,583	17,929	18,484	19,282	19,836	19,135	18,085	18,281	18,022	17,483	17,999	16,795	17,483		16,225	15,301	16,921	17,568	16,421	17,933	17,912	19,470	19,058	19,563	20,573	19,782	20,270	19,286	20,117	19,625	19,491	19,238	18,943	18,149	17,677	17,277	17,356	16,586	14,766	15,134	15,638	14,736	13,996	13,562	12,997	11,740	13,572	14,764	14,929	14,421	14,078	13,703	13,420	13,746	13,706	12,864	13,675	13,228	13,064	12,724	11,793	12,686	12,503	13,516	13,458	13,353	12,962	13,032	13,016	12,893	13,175	13,753	13,018	12,812	12,568	12,313	12,079	12,033	11,706	11,653	11,401	11,226	11,091	10,788	10,501	10,279	10,201	10,378	10,314	10,280	9,855	9,915	9,903	9,759	9,085	9,148	9,735	9,914	9,997	9,269	9,618	10,325	10,237	10,483	10,497	10,201	10,362	9,815	9,971	10,167	10,000
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,972	16,797	16,356	15,903	15,543	15,558	15,119	15,396	14,929	14,560	14,706	14,003	12,847	13,399	13,836	14,491	13,925	13,327	13,830	13,593	13,269	13,752	12,720	12,816		11,463	11,130	12,366	12,777	12,354	13,517	13,420	14,320	14,297	14,585	15,143	14,542	15,228	14,873	15,365	15,079	15,331	15,431	14,963	14,535	14,354	14,075	14,045	13,324	11,745	12,003	12,305	11,800	11,296	10,808	10,465	9,728	11,375	12,352	12,693	12,166	12,059	11,653	11,361	11,723	11,866	11,192	11,827	11,523	11,454	11,235	10,446	10,941	10,838	11,798	11,744	11,995	11,715	11,940	12,222	12,030	12,246	12,852	12,174	11,908	11,812	11,593	11,382	11,323	10,920	10,887	10,544	10,324	10,068	9,910	9,571	9,332	9,553	9,693	9,575	9,515	9,066	9,207	9,365	9,125	8,439	8,536	9,159	9,335	9,532	8,872	9,303	10,073	10,101	10,391	10,556	10,048	10,213	9,695	9,709	10,072	10,000
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,972	16,797	16,356	15,903	15,543	15,558	15,119	15,396	14,929	14,560	14,706	14,003	12,847	13,399	13,836	14,491	13,925	13,327	13,830	13,593	13,269	13,752	12,720	12,816		11,463	11,130	12,366	12,777	12,354	13,517	13,420	14,320	14,297	14,585	15,143	14,542	15,228	14,873	15,365	15,079	15,331	15,431	14,963	14,535	14,354	14,075	14,045	13,324	11,745	12,003	12,305	11,800	11,296	10,808	10,465	9,728	11,375	12,352	12,693	12,166	12,059	11,653	11,361	11,723	11,866	11,192	11,827	11,523	11,454	11,235	10,446	10,941	10,838	11,798	11,744	11,995	11,715	11,940	12,222	12,030	12,246	12,852	12,174	11,908	11,812	11,593	11,382	11,323	10,920	10,887	10,544	10,324	10,068	9,910	9,571	9,332	9,553	9,693	9,575	9,515	9,066	9,207	9,365	9,125	8,439	8,536	9,159	9,335	9,532	8,872
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,972	16,797	16,356	15,903	15,543	15,558	15,119	15,396	14,929	14,560	14,706	14,003	12,847	13,399	13,836	14,491	13,925	13,327	13,830	13,593	13,269	13,752	12,720	12,816		11,463	11,130	12,366	12,777	12,354	13,517	13,420	14,320	14,297	14,585	15,143	14,542	15,228	14,873	15,365	15,079	15,331	15,431	14,963	14,535	14,354	14,075	14,045	13,324	11,745	12,003	12,305	11,800	11,296	10,808	10,465	9,728	11,375	12,352	12,693	12,166	12,059	11,653	11,361	11,723	11,866	11,192	11,827	11,523	11,454	11,235	10,446	10,941	10,838	11,798	11,744	11,995	11,715	11,940	12,222	12,030	12,246	12,852	12,174	11,908	11,812	11,593	11,382	11,323	10,920	10,887	10,544	10,324	10,068	9,910	9,571	9,332	9,553	9,693	9,575	9,515	9,066	9,207	9,365	9,125	8,439	8,536	9,159	9,335	9,532	8,872	9,303	10,073	10,101	10,391	10,556	10,048	10,213	9,695	9,709	10,072	10,000
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,972	16,797	16,356	15,903	15,543	15,558	15,119	15,396	14,929	14,560	14,706	14,003	12,847	13,399	13,836	14,491	13,925	13,327	13,830	13,593	13,269	13,752	12,720	12,816		11,463	11,130	12,366	12,777	12,354	13,517	13,420	14,320	14,297	14,585	15,143	14,542	15,228	14,873	15,365	15,079	15,331	15,431	14,963	14,535	14,354	14,075	14,045	13,324	11,745	12,003	12,305	11,800	11,296	10,808	10,465	9,728	11,375	12,352	12,693	12,166	12,059	11,653	11,361	11,723	11,866	11,192	11,827	11,523	11,454	11,235	10,446	10,941	10,838	11,798	11,744	11,995	11,715	11,940	12,222	12,030	12,246	12,852	12,174	11,908	11,812	11,593	11,382	11,323	10,920	10,887	10,544	10,324	10,068	9,910	9,571	9,332	9,553	9,693	9,575	9,515	9,066	9,207	9,365	9,125	8,439	8,536	9,159	9,335	9,532	8,872	9,303	10,073	10,101	10,391	10,556	10,048	10,213	9,695	9,709	10,072	10,000
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,972	16,797	16,356	15,903	15,543	15,558	15,119	15,396	14,929	14,560	14,706	14,003	12,847	13,399	13,836	14,491	13,925	13,327	13,830	13,593	13,269	13,752	12,720	12,816		11,463	11,130	12,366	12,777	12,354	13,517	13,420	14,320	14,297	14,585	15,143	14,542	15,228	14,873	15,365	15,079	15,331	15,431	14,963	14,535	14,354	14,075	14,045	13,324	11,745	12,003	12,305	11,800	11,296	10,808	10,465	9,728	11,375	12,352	12,693	12,166	12,059	11,653	11,361	11,723	11,866	11,192	11,827	11,523	11,454	11,235	10,446	10,941	10,838	11,798	11,744	11,995	11,715	11,940	12,222	12,030	12,246	12,852	12,174	11,908	11,812	11,593	11,382	11,323	10,920	10,887	10,544	10,324	10,068	9,910	9,571	9,332	9,553	9,693	9,575	9,515	9,066	9,207	9,365	9,125	8,439	8,536	9,159	9,335	9,532	8,872	9,303	10,073	10,101	10,391	10,556	10,048	10,213	9,695	9,709	10,072	10,000
ALLSPRING Index: MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 23,808	24,354	23,801	23,212	22,843	22,346	21,474	22,206	21,530	20,644	20,524	19,583	17,929	18,484	19,282	19,836	19,135	18,085	18,281	18,022	17,483	17,999	16,795	17,483		16,225	15,301	16,921	17,568	16,421	17,933	17,912	19,470	19,058	19,563	20,573	19,782	20,270	19,286	20,117	19,625	19,491	19,238	18,943	18,149	17,677	17,277	17,356	16,586	14,766	15,134	15,638	14,736	13,996	13,562	12,997	11,740	13,572	14,764	14,929	14,421	14,078	13,703	13,420	13,746	13,706	12,864	13,675	13,228	13,064	12,724	11,793	12,686	12,503	13,516	13,458	13,353	12,962	13,032	13,016	12,893	13,175	13,753	13,018	12,812	12,568	12,313	12,079	12,033	11,706	11,653	11,401	11,226	11,091	10,788	10,501	10,279	10,201	10,378	10,314	10,280	9,855	9,915	9,903	9,759	9,085	9,148	9,735	9,914	9,997	9,269	9,618	10,325	10,237	10,483	10,497	10,201	10,362	9,815	9,971	10,167	10,000
ALLSPRING Index: MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 23,808	24,354	23,801	23,212	22,843	22,346	21,474	22,206	21,530	20,644	20,524	19,583	17,929	18,484	19,282	19,836	19,135	18,085	18,281	18,022	17,483	17,999	16,795	17,483		16,225	15,301	16,921	17,568	16,421	17,933	17,912	19,470	19,058	19,563	20,573	19,782	20,270	19,286	20,117	19,625	19,491	19,238	18,943	18,149	17,677	17,277	17,356	16,586	14,766	15,134	15,638	14,736	13,996	13,562	12,997	11,740	13,572	14,764	14,929	14,421	14,078	13,703	13,420	13,746	13,706	12,864	13,675	13,228	13,064	12,724	11,793	12,686	12,503	13,516	13,458	13,353	12,962	13,032	13,016	12,893	13,175	13,753	13,018	12,812	12,568	12,313	12,079	12,033	11,706	11,653	11,401	11,226	11,091	10,788	10,501	10,279	10,201	10,378	10,314	10,280	9,855	9,915	9,903	9,759	9,085	9,148	9,735	9,914	9,997	9,269	9,618	10,325	10,237	10,483	10,497	10,201	10,362	9,815	9,971	10,167	10,000
ALLSPRING Index: MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 23,808	24,354	23,801	23,212	22,843	22,346	21,474	22,206	21,530	20,644	20,524	19,583	17,929	18,484	19,282	19,836	19,135	18,085	18,281	18,022	17,483	17,999	16,795	17,483		16,225	15,301	16,921	17,568	16,421	17,933	17,912	19,470	19,058	19,563	20,573	19,782	20,270	19,286	20,117	19,625	19,491	19,238	18,943	18,149	17,677	17,277	17,356	16,586	14,766	15,134	15,638	14,736	13,996	13,562	12,997	11,740	13,572	14,764	14,929	14,421	14,078	13,703	13,420	13,746	13,706	12,864	13,675	13,228	13,064	12,724	11,793	12,686	12,503	13,516	13,458	13,353	12,962	13,032	13,016	12,893	13,175	13,753	13,018	12,812	12,568	12,313	12,079	12,033	11,706	11,653	11,401	11,226	11,091	10,788	10,501	10,279	10,201	10,378	10,314	10,280	9,855	9,915	9,903	9,759	9,085	9,148	9,735	9,914	9,997	9,269	9,618	10,325	10,237	10,483	10,497	10,201	10,362	9,815	9,971	10,167	10,000
ALLSPRING Index: MSCI ACWI Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 23,808	24,354	23,801	23,212	22,843	22,346	21,474	22,206	21,530	20,644	20,524	19,583	17,929	18,484	19,282	19,836	19,135	18,085	18,281	18,022	17,483	17,999	16,795	17,483		16,225	15,301	16,921	17,568	16,421	17,933	17,912	19,470	19,058	19,563	20,573	19,782	20,270	19,286	20,117	19,625	19,491	19,238	18,943	18,149	17,677	17,277	17,356	16,586	14,766	15,134	15,638	14,736	13,996	13,562	12,997	11,740	13,572	14,764	14,929	14,421	14,078	13,703	13,420	13,746	13,706	12,864	$ 13,675	$ 13,228	$ 13,064	$ 12,724	$ 11,793	$ 12,686	$ 12,503	$ 13,516	$ 13,458	$ 13,353	$ 12,962	$ 13,032	$ 13,016	$ 12,893	$ 13,175	$ 13,753	$ 13,018	$ 12,812	$ 12,568	$ 12,313	$ 12,079	$ 12,033	$ 11,706	$ 11,653	$ 11,401	$ 11,226	$ 11,091	$ 10,788	$ 10,501	$ 10,279	$ 10,201	$ 10,378	$ 10,314	$ 10,280	$ 9,855	$ 9,915	$ 9,903	$ 9,759	$ 9,085	$ 9,148	$ 9,735	$ 9,914	$ 9,997	$ 9,269	$ 9,618	$ 10,325	$ 10,237	$ 10,483	$ 10,497	$ 10,201	$ 10,362	$ 9,815	$ 9,971	$ 10,167	$ 10,000
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 14,271	15,007	14,614	14,209	13,888	13,901	13,509	13,756	13,339	13,009	13,140	12,511	11,478	11,972	12,362	12,947	12,441	11,907	12,356	12,145	11,856	12,287	11,365	11,451		10,242	9,945	11,049	11,416	11,038	12,077	11,991	12,794	12,774	13,032	13,530	12,993	13,606	13,289	13,728	13,472	13,698	13,787	13,369	12,987	12,825	12,576	12,549	11,905	10,494	10,724	10,994	10,543	10,093	9,657	9,351	8,692	10,164	11,036	11,341	10,870	10,775	10,412	10,150	10,474	10,602	10,000
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 14,271	15,007	14,614	14,209	13,888	13,901	13,509	13,756	13,339	13,009	13,140	12,511	11,478	11,972	12,362	12,947	12,441	11,907	12,356	12,145	11,856	12,287	11,365	11,451		10,242	9,945	11,049	11,416	11,038	12,077	11,991	12,794	12,774	13,032	13,530	12,993	13,606	13,289	13,728	13,472	13,698	13,787	13,369	12,987	12,825	12,576	12,549	11,905	10,494	10,724	10,994	10,543	10,093	9,657	9,351	8,692	10,164	11,036	11,341	10,870	10,775	10,412	10,150	10,474	10,602	10,000
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 14,271	15,007	14,614	14,209	13,888	13,901	13,509	13,756	13,339	13,009	13,140	12,511	11,478	11,972	12,362	12,947	12,441	11,907	12,356	12,145	11,856	12,287	11,365	11,451		10,242	9,945	11,049	11,416	11,038	12,077	11,991	12,794	12,774	13,032	13,530	12,993	13,606	13,289	13,728	13,472	13,698	13,787	13,369	12,987	12,825	12,576	12,549	11,905	10,494	10,724	10,994	10,543	10,093	9,657	9,351	8,692	10,164	11,036	11,341	10,870	10,775	10,412	10,150	10,474	10,602	10,000
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 14,271	$ 15,007	$ 14,614	$ 14,209	$ 13,888	$ 13,901	$ 13,509	$ 13,756	$ 13,339	$ 13,009	$ 13,140	$ 12,511	$ 11,478	$ 11,972	$ 12,362	$ 12,947	$ 12,441	$ 11,907	$ 12,356	$ 12,145	$ 11,856	$ 12,287	$ 11,365	$ 11,451		$ 10,242	$ 9,945	$ 11,049	$ 11,416	$ 11,038	$ 12,077	$ 11,991	$ 12,794	$ 12,774	$ 13,032	$ 13,530	$ 12,993	$ 13,606	$ 13,289	$ 13,728	$ 13,472	$ 13,698	$ 13,787	$ 13,369	$ 12,987	$ 12,825	$ 12,576	$ 12,549	$ 11,905	$ 10,494	$ 10,724	$ 10,994	$ 10,543	$ 10,093	$ 9,657	$ 9,351	$ 8,692	$ 10,164	$ 11,036	$ 11,341	$ 10,870	$ 10,775	$ 10,412	$ 10,150	$ 10,474	$ 10,602	$ 10,000